FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       July 20, 2009


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:	$51,087


List of Other Included Managers:

NONE

							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

ALLIED NEVADA GOLD CORP		COM	019344100	1008	 125000	  SH	     sole	n/a	 125000	  0	 0
ANNALY CAPITAL MGMT INC		COM	035710409	2271	 150000	  SH	     sole	n/a	 150000	  0	 0
ASCOT RESOURCE			COM	04364G106	 840	2957000	  SH	     sole	n/a	2957000	  0	 0
ATHABASCA POTASH INC		COM	04682P101	 752	 200000	  SH	     sole	n/a	 200000	  0	 0
BERKSHIRE HATHAWAY INC		CL B	084670207	 579	    200	  SH	     sole	n/a	    200	  0	 0
CENT FUND			CL A	153501101	4696	 400000	  SH	     sole	n/a	 400000	  0	 0
CENTRAL GOLD TRUST		UNITS	153546106	7328	 200000	  SH	     sole	n/a	 200000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	2174	 638000	  SH	     sole	n/a	 638000	  0	 0
CHINA EVERBRIGHT INT'L		ORD	573990CT3	4239   15000000   SH	     sole	n/a    15000000   0	 0
CONTINENT RESOURCES INC		COM	21076K100	 301	 700000	  SH	     sole	n/a	 700000	  0	 0
CONTINENTAL RESOURCES INC	COM	212015101	1388	  50000	  SH	     sole	n/a	  50000	  0	 0
COSAN LTD			COM	G25343107	 518	 100000	  SH	     sole	n/a	 100000	  0	 0
EAST ASIA MINERALS		COM	270541105	2998	4300000	  SH	     sole	n/a	4300000	  0	 0
ENDWAVE CORP			COM	29264A206	1792	 700000	  SH	     sole	n/a	 700000	  0	 0
EVOLVING GOLD 			COM	30050D107	 870	2000000	  SH	     sole	n/a	2000000	  0	 0
FLEXIBLE SOLUTIONS INTL		COM	33938T104	  83	  60000	  SH	     sole	n/a	  60000	  0	 0
INDICO RESOURCES LTD		COM	G476M1108	  33	 242000	  SH	     sole	n/a	 242000	  0	 0
INTL TOWER HILL MINES LTD	COM	46051L104	3180	1000000	  SH	     sole	n/a	1000000	  0	 0
MINGYUAN MEDICARE DEV		ORD	 6594046	3074   27700000   SH	     sole	n/a    27700000   0	 0
OCCIDENTAL PETROLEUM		COM	674599105	2632	  40000	  SH	     sole	n/a	  40000	  0	 0
ORMAT TECHNOLOGIES INC		COM	686688102	1612	  40000	  SH	     sole	n/a	  40000	  0	 0
PALADIN RSCS			COM	Q7264T104	1979	 500000	  SH	     sole	n/a	 500000	  0	 0
SOCIEDAD QUIMICA		ADR	833635105	 724	  20000	  SH	     sole	n/a	  20000	  0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	1035	 900000	  SH	     sole	n/a	 900000	  0	 0
TRANSATLANTIC PETR CORP		COM	893522201	3612	2100000	  SH	     sole	n/a     2100000   0	 0
TREVALI RES CORP		COM	895318103	 663	 905600	  SH	     sole	n/a	 905600	  0	 0
ZENA CAPITAL CORP		COM	98935B109	 706	1000000	  SH	     sole	n/a	1000000	  0	 0

